Income Taxes Deferred Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets (Liabilities) [Abstract]
Depreciation and amortization	$ (4,218.6)	$ (4,024.8)
Net operating loss and credit carryforwards	1,453.3	1,083.3
Reserves and accruals	191.6	185.9
Accrued compensation	371.5	312.9
Foreign undistributed earnings	(156.2)
Inventory basis difference	110.4	83.3
Other capitalized costs	83.9	167.9
Unrealized losses on hedging instruments	36.3	16.6
Other, net	65.9	69.1
Deferred tax assets (liabilities), net before valuation allowance	(2,061.9)	(2,105.8)
Valuation allowance	113.0	108.9
Deferred tax assets (liabilities), net	$ (2,174.9)	$ (2,214.7)